10. Long-Term Debt (Details - Minimum note payments) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Debt Disclosure [Abstract]
Minimum note payment 2019		$ 230,000
Minimum note payment 2020		13,000
Minimum note payment 2021		13,000
Minimum note payment 2022		6,000
Total minimum note payments		262,000
Less: current portion	$ (74,000)	(230,000)	$ (123,000)
Long-term portion	$ 25,000	$ 32,000	$ 45,000